Ring-Fencing - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transfers of financial assets liabilities [line items]
Non-prohibited trading assets	£ 30,555	£ 30,035
Non-prohibited trading liabilities	31,109	15,560
Derivative assets	19,942	25,471
Derivative liabilities	17,613	23,103
Loans and advances to customers	199,490	199,738
Deposits by customers	183,648	177,172
Financial liabilities designated at fair value	2,315	2,440
Debt securities in issue	42,633	£ 50,346
Banco Santander SA London Branch [member]
Disclosure of transfers of financial assets liabilities [line items]
Non-prohibited trading assets	31,000
Non-prohibited trading liabilities	31,000
Derivative assets	20,000
Derivative liabilities	18,000
Loans and advances to customers	8,000
Banco Santander SA London Branch [member] | Financial Institutions [member]
Disclosure of transfers of financial assets liabilities [line items]
Derivative assets	15,000
Derivative liabilities	17,000
Abbey National Treasury Services plc [Member]
Disclosure of transfers of financial assets liabilities [line items]
Non-prohibited trading assets	31,000
Non-prohibited trading liabilities	31,000
Derivative assets	20,000
Derivative liabilities	18,000
Financial liabilities designated at fair value	1,000
Debt securities in issue	6,000
Abbey National Treasury Services plc [Member] | Financial Institutions [member]
Disclosure of transfers of financial assets liabilities [line items]
Derivative assets	1,000
Derivative liabilities	1,000
Abbey National Treasury Services plc [Member]
Disclosure of transfers of financial assets liabilities [line items]
Loans and advances to customers	£ 8,000
Abbey National Treasury Services plc [Member]
Disclosure of transfers of financial assets liabilities [line items]
Percentage of acquiring ordinery shares	100.00%
Crown Dependency branch [Member]
Disclosure of transfers of financial assets liabilities [line items]
Deposits by customers	£ 6,000
Top of Range [member] | Banco Santander SA London Branch [member]
Disclosure of transfers of financial assets liabilities [line items]
Loans and advances to customers	£ 1,000